Schedule of Investments (unaudited)

LORD ABBETT MID CAP STOCK FUND, INC. September 30, 2020

Investments	Shares		Fair Value (000)
COMMON STOCKS 99.59%

Aerospace & Defense 1.33%

Hexcel Corp.		439,276	$14,738

Airlines 1.17%

Delta Air Lines, Inc.		425,310	13,006

Auto Components 1.66%

Lear Corp.		169,200	18,451

Banks 5.17%

CIT Group, Inc.		423,984	7,509
Citizens Financial Group, Inc.		557,000	14,081
East West Bancorp, Inc.		461,300	15,103
Sterling Bancorp		735,036	7,732
SVB Financial Group*		53,799	12,945
Total			57,370

Beverages 1.25%

Carlsberg A/S Class B(a)	DKK	103,240	13,909

Biotechnology 0.77%

Exelixis, Inc.*		350,000	8,558

Building Products 3.30%

A.O. Smith Corp.		331,554	17,506
Masco Corp.		346,943	19,127
Total			36,633

Capital Markets 4.22%

Ameriprise Financial, Inc.		128,526	19,807
Apollo Global Management, Inc.		286,219	12,808
Ares Capital Corp.		1,023,054	14,272
Total			46,887

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. September 30, 2020

Investments	Shares	Fair Value (000)
Chemicals 3.80%

Axalta Coating Systems Ltd.*	369,931	$8,201
Corteva, Inc.	623,036	17,950
Valvoline, Inc.	842,700	16,045
Total		42,196

Communications Equipment 1.12%

F5 Networks, Inc.*	101,656	12,480

Construction & Engineering 1.43%

EMCOR Group, Inc.	233,983	15,843

Consumer Finance 1.84%

Discover Financial Services	353,900	20,448

Containers & Packaging 1.77%

Avery Dennison Corp.	153,800	19,662

Electric: Utilities 7.14%

Edison International	358,014	18,201
Entergy Corp.	182,183	17,951
Evergy, Inc.	291,230	14,800
FirstEnergy Corp.	391,577	11,242
Pinnacle West Capital Corp.	229,413	17,103
Total		79,297

Electrical Equipment 4.43%

Acuity Brands, Inc.	153,259	15,686
Hubbell, Inc.	121,203	16,585
Rockwell Automation, Inc.	76,417	16,864
Total		49,135

Electronic Equipment, Instruments & Components 1.24%

Avnet, Inc.	532,076	13,749

Energy Equipment & Services 0.50%

National Oilwell Varco, Inc.	610,700	5,533

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. September 30, 2020

Investments	Shares	Fair Value (000)
Equity Real Estate Investment Trusts 9.24%

Alexandria Real Estate Equities, Inc.	118,118	$18,899
Camden Property Trust	195,808	17,423
Duke Realty Corp.	454,831	16,783
Healthcare Trust of America, Inc. Class A	604,559	15,719
Highwoods Properties, Inc.	427,310	14,345
Host Hotels & Resorts, Inc.	674,200	7,275
Weingarten Realty Investors	714,824	12,123
Total		102,567

Food Products 1.42%

General Mills, Inc.	42,514	2,622
J.M. Smucker Co. (The)	113,574	13,120
Total		15,742

Health Care Equipment & Supplies 2.89%

Alcon, Inc. (Switzerland)*(b)	292,167	16,639
NuVasive, Inc.*	318,706	15,479
Total		32,118

Health Care Providers & Services 2.91%

AmerisourceBergen Corp.	156,400	15,158
Quest Diagnostics, Inc.	150,000	17,174
Total		32,332

Hotels, Restaurants & Leisure 2.43%

Caesars Entertainment, Inc.*	189,098	10,601
Choice Hotels International, Inc.	92,400	7,943
Domino’s Pizza, Inc.	19,711	8,382
Total		26,926

Household Durables 1.53%

Leggett & Platt, Inc.	413,498	17,024

Household Products 1.83%

Reynolds Consumer Products, Inc.	282,600	8,653
Spectrum Brands Holdings, Inc.	203,700	11,644
Total		20,297

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. September 30, 2020

Investments	Shares		Fair Value (000)
Information Technology Services 1.55%

Euronet Worldwide, Inc.*		188,900	$17,209

Insurance 5.67%

Everest Re Group Ltd.		81,000	16,001
Fidelity National Financial, Inc.		515,385	16,137
Globe Life, Inc.		173,200	13,838
Hartford Financial Services Group, Inc. (The)		460,292	16,966
Total			62,942

Internet & Direct Marketing Retail 1.71%

eBay, Inc.		365,499	19,043

Leisure Products 1.64%

Brunswick Corp.		308,868	18,195

Life Sciences Tools & Services 1.43%

Waters Corp.*		80,900	15,831

Machinery 3.35%

Cummins, Inc.		98,705	20,843
Westinghouse Air Brake Technologies Corp.		265,054	16,401
Total			37,244

Media 3.26%

Fox Corp. Class A		521,400	14,511
Nexstar Media Group, Inc. Class A		93,888	8,443
Omnicom Group, Inc.		266,500	13,192
Total			36,146

Metals & Mining 1.46%

Lundin Mining Corp.(a)	CAD	2,903,143	16,199

Multi-Utilities 1.66%

CMS Energy Corp.		300,706	18,466

Oil, Gas & Consumable Fuels 3.19%

Cabot Oil & Gas Corp.		635,930	11,040
Marathon Petroleum Corp.		257,996	7,570
ONEOK, Inc.		282,185	7,331

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. September 30, 2020

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels (continued)

Parsley Energy, Inc. Class A	1,012,647	$9,478
Total		35,419

Road & Rail 1.55%

Landstar System, Inc.	137,105	17,205

Semiconductors & Semiconductor Equipment 3.22%

Teradyne, Inc.	221,616	17,610
Xilinx, Inc.	174,530	18,193
Total		35,803

Software 1.55%

Synopsys, Inc.*	80,278	17,178

Specialty Retail 1.57%

Ross Stores, Inc.	187,367	17,485

Technology Hardware, Storage & Peripherals 0.99%

NetApp, Inc.	251,505	11,026

Textiles, Apparel & Luxury Goods 1.40%

Columbia Sportswear Co.	179,100	15,578
Total Common Stocks (cost $1,166,751,452)		1,105,870

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.41%

Repurchase Agreement

Repurchase Agreement dated 9/30/2020, 0.00% due 10/1/2020 with Fixed Income Clearing Corp. collateralized by $4,633,400 of U.S. Treasury Note at 0.125% due 5/31/2022; value: $4,634,427; proceeds: $4,543,488 (cost $4,543,488)	$4,544	4,544
Total Investments in Securities 100.00% (cost $1,171,294,940)		1,110,414
Cash, Foreign Cash and Other Assets in Excess Liabilities 0.00%		36
Net Assets 100.00%		$1,110,450

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MID CAP STOCK FUND, INC. September 30, 2020

CAD	Canadian dollar.
DKK	Danish Krone.

*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Beverages	$—	$13,909	$—	$13,909
Remaining Industries	1,091,961	—	—	1,091,961
Short-Term Investment
Repurchase Agreement	—	4,544	—	4,544
Total	$1,091,961	$18,453	$—	$1,110,414

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

See Notes to Schedule of Investments.

1. ORGANIZATION

Lord Abbett Mid Cap Stock Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on March 14, 1983.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of September 30, 2020 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.